Financial Risk Management and Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of financial instruments [abstract]
Disclosure of credit risk exposure [text block]

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers:

	As of December 31, 2023
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	343,782	—	8.2%	(28,045)	(28,045)
More than 1 year	138,463	(1,200)	16.7%	(23,116)	(24,316)
	482,245	(1,200)		(51,161)	(52,361)

	As of December 31, 2024
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	242,657	—	8.9%	(21,628)	(21,628)
1 to 2 years	59,470	—	20.5%	(12,195)	(12,195)
More than 2 years	105,124	(1,410)	43.6%	(45,811)	(47,221)
	407,251	(1,410)		(79,634)	(81,044)

Disclosure of allowance for credit losses [text block]

Movement in the loss allowance account in respect of trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers during the years presented is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
As of January 1	(448)	(12,144)	(52,361)
Credit loss recognized during the year	(11,696)	(40,217)	(28,664)
Effect of movement in exchange rates	—	—	(19)
As of December 31	(12,144)	(52,361)	(81,044)

Disclosure of maturity analysis for financial assets held for managing liquidity risk [text block]

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, based on undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on current rates at the end of the years presented) and the earliest date the Group can be required to pay.

	As of December 31, 2023
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	40,449	41,580	—	41,580	—
Trade payables	16,962	16,962	16,962	—	—
Other payables, deposits received and accrued expenses	271,306	271,306	271,306	—	—
Lease liabilities	53,407	57,674	34,602	16,332	6,740
Amounts due to related parties	77,827	77,827	77,827	—	—
Total financial liabilities that are settled by delivering cash or another financial asset except for preferred shares and other financial instruments subject to redemption and other preferential rights	459,951	465,349	400,697	57,912	6,740

	As of December 31, 2024
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	41,099	41,580	41,580	—	—
Trade payables	20,713	20,713	20,713	—	—
Long-term bank loan	50,040	52,984	—	52,984	—
Short-term bank loans	30,019	30,019	30,019	—	—
Other payables, deposits received and accrued expenses	397,755	397,755	397,755	—	—
Lease liabilities	62,959	67,175	38,524	22,761	5,890
Amounts due to related parties	9,450	9,450	9,450	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	612,035	619,676	538,041	75,745	5,890

Disclosure of financial instruments by type of interest rate [text block]

The following table details the interest rate profile of the Group’s financial assets and liabilities as of the end of each year presented.

(i)Interest rate risk profile

	As of December 31,
	interest rates	2023	interest rates	2024
	%	RMB’000%		RMB’000
Fix rate instruments:
Cash and cash equivalents	0%~3.1%	1,661,152	0%~5.25%	4,268,300
Time deposits	4.69%-6.00%	2,550,279	1.55%~5.05%	620,148
Restricted cash–current	0.01%	10,194	0.01%~2%	4,814
Restricted cash–non-current	0.01%	1,575	0.01%~1.61%	9,669
Long-term bank loan	—	—	2.9%	(50,040)
Short-term bank loans	—	—	2.5%	(30,019)
Lease liabilities-current	4.4%	(31,098)	4.4%	(36,900)
Lease liabilities–non-current	4.4%	(22,309)	4.4%	(26,059)
		4,169,793		4,759,913
Variable rate instruments:
Non-equity investments		317,042		1,685,146

Tabular Disclosure Of Exposure To Currency Risk From Assets And Liabilities Explanatory

The following table details the Group’s exposure at the end of the years presented to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in RMB, translated using the spot rate at the year-end date. Differences resulting from the translation of the financial statements of foreign operations into the Group’s presentation currency are excluded.

	Exposure to foreign currencies
	As of December 31,
	USD 2023	USD 2024
	RMB’000	RMB’000
Cash	306,677	1,941,370
Trade receivables	—	9,694
Intercompany payables	(280,050)	(1,493,516)
Net exposure arising from recognized assets and liabilities	26,627	457,548

Tabular Disclosure Of Groups loss for the year and cumulative losses By Foreign Interest Rate Explanatory

The following table indicates the instantaneous change in the Group’s loss for the year and cumulative losses that would arise if foreign exchange rates to which the Group has significant exposure at the end of each year presented had changed at that date, assuming all other risk variables remained constant.

	As of December 31,
	2023		2024
	Increase/	(Increase)/	Increase/	(Increase)/
	(decrease)	decrease on loss	(decrease)	decrease on loss
	in foreign	for the year and	in foreign	for the year
	exchange rates	accumulated losses	exchange rates	and accumulated losses
		RMB’000		RMB’000
USD	10%	2,663	10%	45,755
USD	(10)%	(2,663)	(10)%	(45,755)

Disclosure of fair value of financial instruments [text block]

The following table presents the Group’s financial assets that are measured at fair value at the end of each period presented:

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

	As of June 30, 2025
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,793,484	40,871	1,735,333	17,280

The following table presents the Group’s financial assets and liabilities that are measured at fair value at the end of each year presented:

	As of December 31, 2023
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	317,042	—	317,042	—

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

Disclosure of detailed information about financial instruments [text block]

Financial assets at FVTPL consisted of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Aggregated cost basis	258,587	1,662,401
Gross unrealized holding gain	58,455	22,745
Aggregated fair value	317,042	1,685,146

Tabular Disclosure Of reconciliation Of Financial Assets recurring fair value measurements Explanatory

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the years presented:

For the year ended December 31, 2022
Foreign
				Included in	exchange
	January 1, 2022	Purchase	Sell	earnings	effect	December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	53,868	2,041,173	(929,785)	7,731	45,537	1,218,524

For the year ended December 31, 2023
Foreign
				Included in	exchange
	January 1, 2023	Purchase	Sell	earnings	effect	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,218,524	1,965,328	(2,925,265)	42,960	15,495	317,042

For the year ended December 31, 2024
Foreign
				Included in	exchange
	January 1, 2024	Purchase	Sell	earnings	effect	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	317,042	1,665,195	(324,791)	22,745	4,955	1,685,146

Tabular Disclosure Of Carrying Amount Of Financial Instrument Explanatory

The carrying amounts of the Group’s financial instruments carried at cost or amortized cost are not materially different from their fair values as of December 31, 2023 and 2024, except for the preferred shares and other financial instruments subject to redemption and other preferential rights, for which their carrying amounts and fair value and the level of fair value hierarchy were disclosed as below:

	Fair value measurements
	as of December 31, 2023 categorized into
	Carrying
	amounts	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Preferred shares and other financial instruments subject to redemption and other preferential rights	8,181,722	11,181,388	—	—	11,181,388

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Table Text Block]

The fair value of preferred shares and other financial instruments subject to redemption and other preferential rights was determined using the binominal option-pricing model. Assumptions used in the binominal option-pricing model were presented as below:

	As of December 31,
	2023
Expected volatility	53.8%
Risk-free interest rate (per annum)	4.3%
Expected dividend yield	0%
Expected term	2.5	years

Tabular Disclosure Of Cash Concentration Explanatory

Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL, which are maintained at banks, consist of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	528,980	503,800
USD denominated:
Financial institutions in Chinese Mainland	306,677	1,816,218
Financial institution in Hong Kong	2,200,365	11,671
Financial institution in the U.S.	1,499,960	462,786
Financial institution in the Singapore	502	3,767,075
Financial institution in the Middle East	—	10,561
Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,758	3,198
European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	—	1,129
Financial institution in the Middle East	—	186
Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	—	11,453